Cover Page	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Amendment Flag	false
Document Type	20-F
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Central Index Key	0001549802
Current Fiscal Year End Date	--12-31
Entity Registrant Name	JD.com, Inc.
Document Period End Date	Dec. 31, 2019
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Annual Report	true
Document Registration Statement	false
Document Transition Report	false
Entity File Number	001-36450
Document Shell Company Report	false
Document Accounting Standard	U.S. GAAP
Entity Interactive Data Current	Yes
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	20th Floor, Building A
Entity Address, Address Line Two	No. 18 Kechuang 11 Street
Entity Address, Address Line Three	Yizhuang Economic and Technological Development Zone
Entity Address, City or Town	Daxing District
Entity Address, Postal Zip Code	101111
Entity Address, Country	CN
Business contact
Document Information [Line Items]
Entity Address, Address Line One	20th Floor, Building A
Entity Address, Address Line Two	No. 18 Kechuang 11 Street
Entity Address, Address Line Three	Yizhuang Economic and Technological Development Zone
Entity Address, City or Town	Daxing District
Entity Address, Postal Zip Code	101111
Contact Personnel Name	Sidney Xuande Huang
Entity Address, Country	CN
Contact Personnel Email Address	Email: ir@jd.com
American depositary shares
Document Information [Line Items]
Trading Symbol	JD
Title of 12(b) Security	American depositary shares
Security Exchange Name	NASDAQ
Class A ordinary shares
Document Information [Line Items]
No Trading Symbol Flag	true
Title of 12(b) Security	Class A ordinary shares
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	2,483,366,264
Class B ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	453,672,011